Details of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Details of Subsidiaries (Details) [Line Items]
Issued capital amount	$ 76,141	$ 73,943	¥ 510,000	¥ 510,000
Incorporation permitted term		20 years	20 years
Interest free [Member]
Details of Subsidiaries (Details) [Line Items]
Incorporation date term	20 years